Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred tax assets related to net operating loss carry forwards		¥ 78,985		$ 15,528	¥ 108,101
Dividend withholding tax	¥ 0	0
Undistributed earnings	0	0
Interest and penalties related to an uncertain tax position	¥ 0	¥ 0
Income tax examination, description	In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary and the VIE. Accordingly, the PRC tax filings from 2014 through 2019 remain open to examination by the respective tax authorities
Minimum
Income Tax Disclosure [Line Items]
Open tax examination year	2014
Maximum
Income Tax Disclosure [Line Items]
Open tax examination year	2019
VIE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2020
VIE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2029
WFOE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2020
WFOE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2024
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate	16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effective preferential income tax rate	15.00%
PRC | VIE
Income Tax Disclosure [Line Items]
Effective preferential income tax rate	15.00%	15.00%	15.00%
PRC | WFOE
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%